Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 2,847	$ 3,245
Accounts receivables	12	22	90
Inventory	1,044	900	81
Parent company	48	73
Other current assets	256	78	62
Total current assets	4,207	4,318	233
NON-CURRENT ASSETS:
Property and equipment, net	108	59	13
Operating lease right-of-use assets	72	53
Severance pay asset	289	327	270
Total non-current assets	469	439	283
TOTAL ASSETS	4,676	4,757	516
CURRENT LIABILITIES:
Accounts payables	40	35	19
Contract liabilities	546	502
Operating lease liabilities - short term	32	24
Accrued compensation expenses	273	297	131
Loan from Parent company	378	500
Other accrued expenses	351	552	32
Total current liabilities	1,620	1,910	182
NON-CURRENT LIABILITIES:
Contract liabilities	40		200
Operating lease liabilities - long term	40	29
Liability for severance pay	297	296	252
Total non-current liabilities	337	325	452
TOTAL LIABILITIES	1,957	2,235	634
SHAREHOLDERS; EQUITY:
Ordinary shares Common stock, $0.001 par value; 75,000,000 shares authorized, 28,844,425, 26,884,921 and 16,130,952* shares issued and outstanding at March 31, 2020 December 31, 2019 and 2018, respectively	29	27	16
Additional paid-in capital	5,743	4,135	(16)
Parent company deficit			(118)
Accumulated deficit	(3,053)	(1,640)
TOTAL SHAREHOLDERS' EQUITY	2,719	2,522	(118)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,676	$ 4,757	$ 516